Document and Entity Information	Jun. 16, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 16, 2023
Entity Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 16, 2023
Document Effective Date	Jun. 16, 2023
Prospectus Date	Jan. 27, 2023
Ultra-Short Municipal Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIMX
Ultra-Short Municipal Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAMX
Ultra-Short Municipal Income Portfolio | Class IR
Prospectus:
Trading Symbol	MULMX